CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating activities
Net income (loss)	$ (2,784,000)	$ 4,839,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	40,163,000	23,040,000
Stock-based compensation	5,280,000	5,493,000
Loss (gain) on disposal of property and equipment	(75,000)	45,000
Other income from government grant		(4,885,000)
Loss on extinguishment of debt	30,000	281,000
Amortization of financing costs and accretion of purchase price payable	591,000	251,000
Interest expense, net of amortization and accretion	6,016,000	1,828,000
Cash paid for interest	(6,026,000)	(2,007,000)
Loss (gain) on foreign currency transactions	(108,000)	144,000
Share of loss in equity method investment	89,000
Loss (gain) loss on fair value of convertible debentures		(1,150,000)
Loss on settlement of shares to be issued		442,000
Provision (benefit) for income taxes	85,000	(1,904,000)
Cash paid for income taxes	(680,000)	(653,000)
Adjustments to purchase price payable	(96,000)	(178,000)
Change in working capital, net of acquisitions:
Net increase in accounts receivable	(3,063,000)	(201,000)
Net increase in inventory	(60,000)	(2,419,000)
Net (increase) decrease in prepaid and other current assets	(2,239,000)	450,000
Net increase in deferred revenue	240,000	31,000
Net increase in accounts payables and accrued liabilities	3,173,000	2,897,000
Net cash flow provided by operating activities	40,536,000	26,344,000
Investing activities
Purchase of property and equipment	(6,852,000)	(9,161,000)
Cash proceeds from sale of property and equipment	65,000	193,000
Cash paid for acquisitions, net of cash acquired	(76,038,000)	(33,525,000)
Net cash flow used in investing activities	(82,825,000)	(42,493,000)
Financing activities
Repayments of loans	(20,447,000)	(11,900,000)
Repayments of leases	(4,377,000)	(3,822,000)
Issuance of debt under senior credit facility	64,000,000
Repayments of senior credit facility	(2,650,000)
Net (payments) borrowings on the revolving credit facility	(7,000,000)	12,000,000
Issuance costs relating to credit facility	(581,000)	(1,779,000)
Issuance of shares, net of issuance costs	27,866,000
Settlement of restricted stock units	(1,338,000)
Proceeds from exercise of stock options	484,000	567,000
Cash in lieu of shares to be issued		(1,100,000)
Payments of purchase price payable	(5,083,000)	(3,817,000)
Net cash flow (used in) provided by financing activities	50,874,000	(9,851,000)
Net increase (decrease) in cash	8,585,000	(26,000,000)
Effect of exchange rate changes on cash held in foreign currencies	108,000	(96,000)
Cash, beginning of year	8,516,000	34,612,000
Cash, end of year	$ 17,209,000	$ 8,516,000